UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
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Address:    6th Floor, 103 Mount Street
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            London, United Kingdom W1K 2TJ
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Form 13F File Number:          028-11645
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Evans
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Title:       General Counsel and Compliance Officer
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Phone:       44-20-7851-3924
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Signature, Place, and Date of Signing:

/s/ JOHN EVANS               London, United Kingdom          May 15, 2012
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[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          11
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Form 13F Information Table Value Total:         $233,823
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207    6,382   128,650 SH       SOLE                  128,650
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   82,550 1,017,257 SH       SOLE                1,017,257
DISNEY WALT CO               COM DISNEY     254687106   28,483   650,600 SH       SOLE                  650,600
DYNEGY INC DEL               COM            26817G300    4,608 8,228,578 SH       SOLE                8,228,578
GREEN DOT CORP               CL A           39304D102    7,532   284,000 SH       SOLE                  284,000
IHS INC                      CL A           451734107    8,897    95,000 SH       SOLE                   95,000
LAS VEGAS SANDS CORP         COM            517834107   38,342   666,000 SH       SOLE                  666,000
METHANEX CORP                COM            59151K108    5,675   175,000 SH       SOLE                  175,000
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303    2,695   619,509 SH       SOLE                  619,509
ULTRA PETROLEUM CORP         COM            903914109    4,031   178,146 SH       SOLE                  178,146
WELLS FARGO & CO NEW         COM            949746101   44,628 1,307,200 SH       SOLE                1,307,200